UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269


Wells Fargo Income Opportunities Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 4/30

Date of reporting period: 07/01/20 - 06/30/21


============= Wells Fargo  Income Opportunities Fund (Closed End) ==============


DENBURY INC.

Ticker:       DEN            Security ID:  24790A101
Meeting Date: MAY 26, 2021   Meeting Type: Annual
Record Date:  MAR 31, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Kevin O. Meyers          For       For          Management
1b    Elect Director Anthony M. Abate         For       For          Management
1c    Elect Director Caroline G. Angoorly     For       For          Management
1d    Elect Director James N. Chapman         For       For          Management
1e    Elect Director Christian S. Kendall     For       For          Management
1f    Elect Director Lynn A. Peterson         For       For          Management
1g    Elect Director Brett R. Wiggs           For       For          Management
1h    Elect Director Cindy A. Yeilding        For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


--------------------------------------------------------------------------------

WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387508
Meeting Date: MAY 11, 2021   Meeting Type: Annual
Record Date:  MAR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Janet L. Carrig          For       For          Management
1.2   Elect Director Susan M. Cunningham      For       For          Management
1.3   Elect Director Paul J. Korus            For       For          Management
1.4   Elect Director Kevin S. McCarthy        For       For          Management
1.5   Elect Director Lynn A. Peterson         For       For          Management
1.6   Elect Director Daniel J. Rice, IV       For       For          Management
1.7   Elect Director Anne Taylor              For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO INCOME OPPORTUNITIES FUND

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 27, 2021